Taxes - Taxes payable (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income taxes	$ 4,001,634	$ 3,114,811
Other taxes	11,215	227,316
Total	4,012,849	3,342,127
Taxes payable	1,034,421	399,276
Discontinued operations.
Taxes payable	2,978,428	2,942,851
Continuing operations
Taxes payable	$ 1,034,421	$ 399,276